Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Weili He [Member]
Related Party Transactions (Details) [Line Items]
Related party transactions, description	The balances represent the salary payables to Weili He, the Company’s former Chief Financial Officer (“CFO”) who held less than 5% of the Company ordinary shares currently.
Hou Sing [Member]
Related Party Transactions (Details) [Line Items]
Operating expenses		$ 300,000